Capital Structure	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Capital Structure

Note 13 - Capital Structure

Common Stock - The Company is authorized to issue a total of 100,000,000 shares of common stock with par value of $0.001 and 100,000 shares of preferred stock with par value of $0.001. As of September 30, 2022 and December 31, 2021, there were 21,663,888 shares of common stock (net of 2,825,617 repurchased by the Company) and 24,046,001 shares of common stock issued and outstanding, respectively, and no shares of preferred stock were issued and outstanding.

Year ended December 31, 2021 issuances:

Conversion of Convertible Promissory Notes:

During the year ended December 31, 2021, the Company converted $525,000 of convertible promissory notes and accrued interest of $35,496 into 186,832 shares of its common stock. The Notes were converted per the terms of the respective Notes and the Company did not recognize any gain or loss on the conversion. (see Note 8 – Convertible Promissory Notes).

Exercise of Cashless Stock Options

During the year ended December 31, 2021, a former Director of the Company exercised a portion of his stock options under the cashless provisions and was issued 47,470 shares of the Company’s stock, an officer of the Company exercised a portion of his stock options under the cashless provisions and was issued 15,884 shares of the Company’s stock and Ms. Whitley (see Note 14) exercised her stock options under the cashless provisions and was issued 159,053 shares of the Company’s stock.

Shares issued for services

During the year ended December 31, 2021, the Company entered into twelve Consulting Agreements under the terms of which the Company issued 1,422,000 shares of its common stock. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the agreements. Additionally, the Company issued 367,496 shares of its common stock to employees. The Company recognized a total of $ 4,340,983 as stock-based compensation in the year ended December 31, 2021.

Shares issued for Intellectual Property

During the year ended December 31, 2021, 2021, the Company entered into two license agreements for the use of certain patented technology under the terms of which the Company issued a total of 125,175 shares of its common stock valued at a total of $525,000 and paid an additional $150,000 in cash. In 2021, the Company impaired one of the license agreements totaling $300,000. The remining balance of $375,000 is carried as Intellectual properties on the balance sheet of the Company. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the agreements.

Shares issued in Public Offering

In July 2021, the company closed an underwritten public offering (the “Offering”) of 11,066,258 shares (the “Company Offering Shares”) of common stock, par value $0.001 per share and warrants (the “Company Warrants”) to purchase up to 11,607,142 shares of Common Stock. The Warrants will be exercisable immediately upon issuance with an exercise price of $2.79 per share and will expire on the fifth anniversary of the original issuance date. The net proceeds from the Offering, after deducting underwriting discounts and commissions and Offering expenses, were $28,318,314, which includes net proceeds from partial exercise of the underwriter’s option to purchase 442,650 Company Warrants.

Nine Months ended September 30, 2022 issuances and cancellations:

Shares issued for services

During the nine-months ended September 30, 2022, the Company entered into three Investor Relations Consulting Agreement under the terms of which the Company agreed to issue 550,000 shares of its common stock. The shares were valued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the agreements. The Company recognized a total of $400,860 as stock-based compensation during the nine-months ended September 30, 2022 for these issuances. As of September 30, 2022, the Company had not issued 300,000 of these shares which are included in common stock payable.

Treasury Shares

In November 2021, the Company engaged Oppenheimer & Co. to repurchase shares of the Company’s common stock from the public market. At December 31, 2021, Oppenheimer had not repurchased any of the Company’s securities and as of September 30, 2022 Oppenheimer had purchased 2,825,617 shares of the Company’s common stock at a total costs of $2,880,045 (average of $1.02 per share). As of September 30, 2022, the Company had cancelled 2,433,894 of the shares at a cost of $2,579,894. At September 30, 2022, the Company had 391,723 repurchased shares held at Oppenheimer at a cost of $300,151 remaining to be retired.

Shares issued in connection with Convertible Promissory Note

On April 20, 2022, the Company entered into a $1,500,000 Loan Agreement and a $500,000 Loan Agreement (collectively the Agreements”). Pursuant to the Agreements, the Company issued two Convertible Promissory Notes in the principal amounts of $1,500,000 and $500,000. In connection with these Notes, the Company issued a total of 250,000 shares as origination shares valued at fair market value of $277,500.

Management Return and Cancellation of Shares

On September 28, 2022 the Company received a letter from Nasdaq stating that, because the Company made certain share issuances outside of a shareholder approved equity compensation plan, Nasdaq had determined that the Company did not comply with Listing Rule 5635(c). On July 26, 2022, the Company submitted a final compliance plan to Nasdaq consisting of the following corrective actions: (1) on July 20, 2022, the Company’s four executive officers (Messrs. John, Miller, and McKinnon and Dr. Wilson), all of whom are on the Company’s Board of Directors except for Mr. McKinnon, each cancelled 2,750 options issued to them in August 2021 pursuant to an Incentive Stock Option Forfeiture Agreement. The cancellation of the 11,000 options in total enabled the issuance of 11,000 shares to a non-executive employee that took place in 2021 to be reallocated to be accounted for as if it was originally issued under the 2020 Equity Incentive Plan. The Company’s Board of Directors passed a resolution on July 25, 2022, making the corresponding change to the Company’s books and records with regard to the 11,000 shares; and (2) on July 26, 2022, the same four executive officers, returned, and the Company cancelled, a total of 56,496 shares of common stock issued to them in 2021 outside of a shareholder approved equity compensation plan. Following the remedial measures, the Company was informed that the Company has regained compliance with the Rule and that this matter is now closed.

The following table sets forth the issuances of the Company’s shares of common stock for the year and nine-months ended September 30, 2022 as follows:

Balance December 31, 2020	10,655,833
Conversion of Promissory Notes	186,832
Exercise of stock options	222,407
Stock based compensation	367,496
Consulting Services Shares	1,422,000
Intellectual property	125,175
Public offering	11,066,258
Balance December 31, 2021	24,046,001
Shares issued for services	250,000
Loan origination shares for promissory note	250,000
Shares repurchased from the market	(2,825,617)
Management shares cancelled	(56,496)
Balance September 30, 2022	21,663,888

Common Stock Payable

During the year ended 2021, the Company entered into two consulting agreement which call for a cash component and a stock component. At December 31, 2021 the Company had accrued $285,000 of stock payable. During the nine months ended September 30, 2022, the Company entered into another similar consulting agreement and accrued an additional $192,000 for a total of $477,000 of stock payable relating to the agreements.

Note 12 - Capital Structure

Common Stock - The Company is authorized to issue a total of 100,000,000 shares of common stock with par value of $0.001 and 100,000 shares of preferred stock with par value of $0.001. As of December 31, 2021 and 2020, there were 24,046,001 shares of common stock and 10,655,833 shares of common stock were issued and outstanding, respectively, and no shares of preferred stock were issued and outstanding.

Founder Shares

During 2018, 5,000,000 shares of the Company’s common stock were issued to the Founders of the Company (“Founder Shares”) for an aggregate amount of $5,000 to the management of the Company, of which $4,550 was collected as of December 31, 2018 and $450 was collected during the year ended December 31, 2019.

Subscription Shares

During 2018 and 2019, fourteen (14) investors submitted subscription agreements to the Company for the purchase of a total 1,158,000 shares of the Company’s Common Stock by cash payment of total $289,500, or $0.25 per share, of which $239,500 was collected as of December 31, 2018 and $50,000 was collected in 2019. The transaction was independently negotiated between the Company and the investors.

Regulation A Offering

On September 21, 2019, the Company filed a Form 1-A Regulation A Offering Statement Under the Securities Act of 1933, as amended, and subsequent amendments thereto on July 29, 2019 and August 19, 2019 (the “Form 1-A”). On September 5, 2019, the Form 1-A was qualified by the Securities and Exchange Commission. Pursuant to the Form 1-A, as of December 31, 2019, the Company has sold 735,000 shares of its common stock, $0.001 par value per share, at a purchase price of $1.00 per share, resulting in gross proceeds of $735,000, before deducting offering expenses of $23,000.

Year ended December 31, 2020 issuances:

Warrant exercise:

During 2020, all of the 1,158,000 warrants issued in connection with the sale of the Subscription Shares were exercised for cash of $489,000 and utilization of the cashless exercise feature. As a result, the Company issued a total of 1,146,000 shares of its common stock.

Initial Public Offering:

On November 3, 2020, the Company completed an initial public offering (“IPO”) of 933,333 units (the “Units”). Each Unit consisted of one share of common stock of the Company, par value $0.001 per share (“Common Stock”), and one warrant of the Company (“Warrant”), with each Warrant entitling the holder thereof to purchase one share of Common Stock for $8.50 per share. The Units were sold at a price of $7.50 per Unit, generating gross proceeds to the Company of approximately $7,000,000. The Company granted the underwriters in the IPO a 45-day option to purchase up to 140,000 additional shares of Common Stock and 140,000 Warrants solely to cover over-allotments, if any. Simultaneously with the closing of the IPO, the Company consummated the sale of the additional 140,000 Warrants that were subject to the underwriters’ over-allotment option at $0.01 per Warrant, generating gross proceeds of $1,400. Net proceeds to the Company after all offering expenses, including legal, accounting and professional fees, registration and other fees and expenses were approximately $5,900,000.

Conversion of Convertible Promissory Notes:

During 2020, the Company converted $350,000 of convertible promissory notes into 300,000 shares of its common stock. The Notes were converted per the terms of the respective Notes and the Company did not recognize any gain or loss on the conversion. (see Note 8 – Convertible Promissory Notes).

Endorsement shares:

In connection with the execution of an Endorsement Agreement with Tee-2-Green, the Company issued 50,000 shares of its common stock valued at $3.94 per share (value at date of the 11/10/20 agreement) for total of stock-based compensation of $197,125.

Consulting Services shares:

During 2020, the Company entered into two Consulting Agreements under the terms of which the Company issued 425,000 shares of its common stock. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the agreements. The Company recognized a total of $1,565,000 as stock-based compensation in the year ended December 31, 2020.

Whitley Settlement:

In connection with the Settlement of creditors of Ms. Whitley, the former owner of Magical Beasts, LLC (see Note 14 Legal proceedings), the Company issued 8,500 shares of its common stock valued at $8,500.

Officer Shares:

During 2020, the company issued a total of 700,000 shares of its common stock to its Chairman and its CFO of which 400,000 shares valued at $325,000 were recorded as common stock payable and stock-based compensation in 2019. The additional 300,000 shares were valued at $225,000 and recorded as stock-based compensation in 2020. The respective values were determined based upon the last sales of shares of common stock to third parties.

SRM Entertainment Shares:

In connection with the acquisition of SRM Entertainment, Limited (see Note 13 SRM Acquisition), the Company issued 200,000 shares of its common stock valued at $1,040,000 based on the closing Nasdaq price at date of agreement.

Year ended December 31, 2021 issuances:

Conversion of Convertible Promissory Notes:

During the year ended December 31, 2021, the Company converted $525,000 of convertible promissory notes and accrued interest of $35,496 into 186,832 shares of its common stock. The Notes were converted per the terms of the respective Notes and the Company did not recognize any gain or loss on the conversion. (see Note 8 – Convertible Promissory Notes).

Exercise of Cashless Stock Options

During the year ended December 31, 2021, a former Director of the Company exercised a portion of his stock options under the cashless provisions and was issued 47,470 shares of the Company’s stock, an officer of the Company exercised a portion of his stock options under the cashless provisions and was issued 15,884 shares of the Company’s stock and Ms. Whitley (see Note 13) exercised her stock options under the cashless provisions and was issued 159,053 shares of the Company’s stock.

Shares issued as compensation

During the year ended December 31, 2021, the Company entered into twelve Consulting Agreements under the terms of which the Company issued 1,422,000 shares of its common stock. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the agreements. Additionally, the Company issued 367,496 shares of its common stock to employees. The Company recognized a total of $ 4,340,983 as stock-based compensation in the year ended December 31, 2021.

Shares issued for Intellectual Property

During the year ended December 31, 2021, 2021, the Company entered into two license agreements for the use of certain patented technology under the terms of which the Company issued a total of 125,175 shares of its common stock valued at a total of $525,000 and paid an additional$150,000 in cash. The total $675,000 is carried as Intellectual properties on the balance sheet of the Company. The shares were issued at their respective fair value based on the Company’s Nasdaq closing price of the shares on the date of the agreements.

Shares issued in Public Offering

In July 2021, the company closed an underwritten public offering (the “Offering”) of 11,066,258 shares (the “Company Offering Shares”) of common stock, par value $0.001 per share and warrants (the “Company Warrants”) to purchase up to 11,607,142 shares of Common Stock. The Warrants will be exercisable immediately upon issuance with an exercise price of $2.79 per share and will expire on the fifth anniversary of the original issuance date. The net proceeds from the Offering, after deducting underwriting discounts and commissions and Offering expenses, were $28,318,314, which includes net proceeds from partial exercise of the underwriter’s option to purchase 442,650 Company Warrants.

The following table sets forth the issuances of the Company’s shares of common stock for the years ended December 31, 2021 and 2020 as follows:

Balance December 31, 2019	6,893,000
Warrant Exercise Shares	1,146,000
Initial Public Offering Shares	933,333
Conversion of Promissory Notes	300,000
Endorsement Shares	50,000
Consulting Services Shares	425,000
Whitley Settlement Shares	8,500
Stock based compensation	700,000
SRM Entertainment Acquisition Shares	200,000

Balance December 31, 2020	10,655,833
Conversion of Promissory Notes	186,832
Exercise of stock options	222,407
Stock based compensation	367,496
Consulting Services Shares	1,422,000
Intellectual property	125,175
Public offering	11,066,258
Balance December 31, 2021	24,046,001

Common Stock Payable

The Company entered into two consulting agreement which call for a cash component and a stock component. At December 31, 2021 the Company had accrued a total of $285,000 of stock payable relating to the agreements.